Video Gaming Terminal Fees	12 Months Ended
Dec. 31, 2019
Video Gaming Terminal Fees [Abstract]
Video Gaming Terminal Fees	Video Gaming Terminal Fees
In accordance with the Illinois Video Gaming Act, a 33% tax on net terminal income, as defined, is payable to the State of Illinois Gaming Board. Effective July 2019, the Illinois tax on net terminal income increased to 33% from 30%. Through July 2018, a 0.7275% administrative fee was payable to a third-party at the direction of the State of Illinois Gaming Board (the “Administrative Fee”). Effective July 2018, the administrative fee increased to 0.8513%. Video gaming
terminal fees, which consist of the tax and administrative fee, amounted to $133.2 million, $99.1 million and $73.8 million for the years ended December 31, 2019, 2018 and 2017, respectively. The net terminal income remaining is split “50/50” between the Company and the licensed video gaming location and amounted to $138.8 million, $111.4 million and $83.2 million for the years ended December 31, 2019, 2018 and 2017, respectively. The video gaming terminal fee, administrative fee and the licensed video game location net terminal income share are recorded in video gaming expenses in the accompanying consolidated statements of operations.